Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income (loss)	$ 84,197	$ (149,455)	$ 61,481
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	11,423	13,489	11,798
Equity in (income) loss of unconsolidated entities, net	288	(2)	(2,453)
Deferred income taxes, net	5,716	(108,869)	38,000
Amortization of stock-based compensation	8,626	5,002	3,854
Charges for impairments and lot option abandonments	2,515	345,448	3,591
Net gain on sale of discontinued operations		(1,946)
Charge for early extinguishment of debt		645
Bridge commitment fee	10,322
Changes in assets and liabilities:
Real estate inventories	(276,315)	(165,471)	(74,939)
Receivables	40,933	44,689	(11,823)
Other assets	(6,680)	(19,391)	3,845
Accounts payable	5,571	(6,538)	10,262
Accrued expenses and other liabilities	(46)	20,200	16,370
Returns on investments in unconsolidated entities, net	80	1,111	2,680
Other operating cash flows		84	180
Net cash (used in) provided by operating activities	(113,370)	(21,004)	62,846
Cash flows from investing activities:
Purchases of property and equipment	(7,850)	(10,350)	(3,529)
Cash acquired in the Merger	53,800
Proceeds from sale of property and equipment	23	5	4
Investments in unconsolidated entities	(1,311)	(1,571)	(232)
Proceeds from the sale of discontinued operations		3,623
Proceeds from sale of partnership interests			1,634
Net cash provided by (used in) investing activities	44,662	(8,293)	(2,123)
Cash flows from financing activities:
Borrowings from notes payable	100,600
Repayment of notes payable	(53,051)	(109,900)	(175,805)
Proceeds from issuance of senior notes	886,698
Debt issuance costs for senior notes	(23,000)
Bridge commitment fee	(10,322)
Changes in debt payable to Weyerhaeuser	(623,589)	145,036	120,810
Change in book overdrafts	(22,491)	6,821	(2,809)
Excess tax benefits of share-based awards	1,757	2,097	1,241
Distributions to Weyerhaeuser	(8,606)	(13,920)	(2,351)
Net proceeds of debt held by variable interest entities	3,903	5,582
Contributions from noncontrolling interests	1,895	925	233
Distributions to noncontrolling interests	(19,143)	(8,046)
Proceeds from exercise of equity awards	176
Net cash provided by (used in) financing activities	234,827	28,595	(58,681)
Net increase (decrease) in cash and cash equivalents	166,119	(702)	2,042
Cash and cash equivalents - beginning of year	4,510	5,212	3,170
Cash and cash equivalents - end of year	$ 170,629	$ 4,510	$ 5,212